Significant accounting policies - Depreciation rates used for each class of depreciable assets (Details) - Office equipment	12 Months Ended
Jun. 30, 2023
Minimum
Depreciation rates used for each class of depreciable assets
Depreciation rate	10.00%
Maximum
Depreciation rates used for each class of depreciable assets
Depreciation rate	50.00%